CAPITAL AND RESERVES (Details) - USD ($)				12 Months Ended
	Apr. 11, 2025	Sep. 13, 2024	Feb. 28, 2023	Dec. 31, 2025	Dec. 05, 2025	Sep. 10, 2025	Feb. 28, 2025	Jan. 02, 2025	Dec. 31, 2024	Apr. 24, 2024	Feb. 21, 2023	Sep. 30, 2022	Jul. 22, 2022
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued						9,523,812
Issued price per share (in Dollars per share)	$ 35.42
Ordinary shares, par value (in Dollars per share)
Acquisition dates and contributing amount (in Dollars)	$ 18,379
Purchase consideration amount (in Dollars)		$ 1,298,250
Cash (in Dollars)				$ 1,511,760					$ 836,907
Owner Settlement Amount (in Dollars)		$ 285,792
Reverse Share Split 50 For 1 [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued											800,000	6,750,881
Issued price per share (in Dollars per share)	$ 0.7084
Top of range [member] | Reverse Share Split 50 For 1 [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued													22,503
Bottom of range [member] | Reverse Share Split 50 For 1 [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued													22,503
Initial Public Offering Member | Reverse Share Split 50 For 1 [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued										1,125,000
Issued price per share (in Dollars per share)										$ 4
V Capital Quantum Sdn Bhd [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Issued price per share (in Dollars per share)											$ 100
V Capital Quantum Sdn Bhd [Member] | Reverse Share Split 50 For 1 [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Issued price per share (in Dollars per share)											$ 2
US Tiger Securities, Inc.[Member] | Reverse Share Split 50 For 1 [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued										56,250
Mediaplus Venture Group Pte. Ltd [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Cash (in Dollars)								$ 25,000
Mediaplus Venture Group Pte. Ltd [Member] | Top of range [member]
CAPITAL AND RESERVES (Details) [Line Items]
Acquisition dates and contributing amount (in Dollars)								992,428
Mediaplus Venture Group Pte. Ltd [Member] | Bottom of range [member]
CAPITAL AND RESERVES (Details) [Line Items]
Acquisition dates and contributing amount (in Dollars)								$ 974,050
Class AShares Member
CAPITAL AND RESERVES (Details) [Line Items]
Voting rights per share				one
Shares issued		36,654								1,125	16,000	135,018
Issued price per share (in Dollars per share)												$ 1
Cash (in Dollars)		$ 1,012,458
Class AShares Member | Reverse Share Split 50 For 1 [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued			1,911,170
Purchase shares issued		1,832,700
Class AShares Member | Top of range [member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued													450
Class AShares Member | Bottom of range [member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued													450
Class AShares Member | Mr. Tan Soo Seng [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued			38,223
Percentage of issued price per share			4.99%
Class B Shares [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Voting rights per share				five
Class A Ordinary Shares [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued	1,111			248,000		190,477	43,000		52,105
Issued price per share (in Dollars per share)	$ 1					$ 21
Share capital (in Dollars)	$ 13,424
Total fair value consideration (in Dollars)				$ 19,136,000
Acquisition dates and contributing amount (in Dollars)				$ 19,136,000
treasury share reserve (in Dollars)	$ 39,355
Class A Ordinary Shares [Member] | 2024 Share Incentive Plan [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued					27,000
Class A Ordinary Shares [Member] | Reverse Share Split 50 For 1 [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued	55,556			12,400,000		9,523,812	2,150,000		2,605,250
Issued price per share (in Dollars per share)						$ 0.42
Class A Ordinary Shares [Member] | Reverse Share Split 50 For 1 [Member] | 2024 Share Incentive Plan [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued					1,350,000
Class A Ordinary Shares [Member] | Reverse Share Split 50 For 1 [Member] | 2025 Share Incentive Plan [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued					6,500,000
Class A Ordinary Shares [Member] | Initial Public Offering Member
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued									18,000	22,500
Issued price per share (in Dollars per share)										$ 200
Class A Ordinary Shares [Member] | Initial Public Offering Member | Reverse Share Split 50 For 1 [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued									900,000
Class A Ordinary Shares [Member] | 2025 Share Incentive Plan [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued					130,000
Class A Ordinary Shares [Member] | External Consultant Member
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued							17,600
Class A Ordinary Shares [Member] | External Consultant Member | Reverse Share Split 50 For 1 [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued							880,000
Class A Ordinary Shares [Member] | Employees [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued							25,400
Class A Ordinary Shares [Member] | Employees [Member] | Reverse Share Split 50 For 1 [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued							1,270,000
Class A Ordinary Shares [Member] | Mediaplus Venture Group Pte. Ltd [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued	185
Class A Ordinary Shares [Member] | Mediaplus Venture Group Pte. Ltd [Member] | Reverse Share Split 50 For 1 [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued	9,260
Class A Ordinary Shares [Member] | SGD [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued	25,000
Class A Ordinary Shares From Treasury Shares [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued				185
Issued price per share (in Dollars per share)				$ 35.42
Class A Ordinary Shares From Treasury Shares [Member] | Reverse Share Split 50 For 1 [Member]
CAPITAL AND RESERVES (Details) [Line Items]
Shares issued				9,260
Issued price per share (in Dollars per share)				$ 0.7084